Summary of Significant Accounting Policies (Details) - ArcBest 401(k) and DC Retirement Plan - USD ($)		12 Months Ended
	Aug. 29, 2017	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Allowance for credit loss		$ 0	$ 0
Tax determination letter date	Aug. 29, 2017
Non-investment related fees		$ 39